Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables [Abstract]
TRADE AND OTHER RECEIVABLES
10	TRADE AND OTHER RECEIVABLES

	December 31, 2023	December 31, 2024
	RM	RM	US$
Trade receivables
- Third parties	11,310,279	18,131,208	4,055,836
- Related parties	2,499,319	-	-
	13,809,598	18,131,208	4,055,836
Less: Provision for allowance for expected credit losses - trade receivables	(2,518,122)	(2,097,071)	(469,101)
	11,291,476	16,034,137	3,586,735

Other receivables	13,068,732	71,482,014	15,990,071
Less: Provision for allowance for expected credit losses - other receivables	-	(1,637,988)	(366,408)
	13,068,732	69,844,026	15,623,663

Deposits	4,122,755	749,474	167,652
Prepayments	466,629	47,525,380	10,631,125
	17,658,116	118,118,880	26,422,440
Total trade and other receivables	28,949,592	134,153,017	30,009,175

Movement in provision for allowance for expected credit losses on trade receivables is as follows:

At beginning of the year	1,757,638	2,518,122	563,288
Additions	1,571,162	2,458,381	549,924
Write off	(814,189)	(2,891,410)	(646,790)
Currency realignment	3,511	11,978	2,679
At end of the year	2,518,122	2,097,071	469,101

Movement in provision for allowance for expected credit losses on other receivables is as follows:

At beginning of the year	-	-	-
Additions	-	1,651,127	369,347
Currency realignment	-	(13,139)	(2,939)
At end of the year	-	1,637,988	366,408

The average credit period for services rendered is 30 (2023: 30) days. No interest is charged on the outstanding balances.

	December 31, 2023	December 31, 2024
	RM	RM	US$
Not past due	5,961,854	10,264	2,296
Past due (i)	7,847,744	18,120,944	4,053,540
Less: Provision for allowance for expected credit losses	(2,518,122)	(2,097,071)	(469,101)
	11,291,476	16,034,137	3,586,735

A majority of the Company’s trade receivables that are neither past due nor impaired are with creditworthy counterparties with good track record of credit history.

(i)	Aging of receivables that are past due the average credit period:

	December 31, 2023	December 31, 2024
	RM	RM	US$
< 30 days	790,489	3,687,161	824,795
31 days to 60 days	4,240	454,020	101,561
61 days to 210 days	5,015,219	6,244,299	1,396,810
211 days to 240 days	-	3,540,879	792,072
241 days to < 1 year	2,037,796	4,194,585	938,302
Total (ii)	7,847,744	18,120,944	4,053,540

(ii)	These amounts are stated before any deduction for provision for allowance for ECL and are not secured by any collateral or credit enhancements.

In determining the recoverability of trade and other receivables, the Company considers any changes in the credit quality of the trade receivables from the date credit was initially granted up to the reporting date. There was no significant change in credit quality for the Company’s trade and other receivables balances which are past due and partially impaired.

The allowance for ECL has been determined by taking into consideration recovery prospects and past doubtful experience.

As part of the Company’s credit risk management, the Company assesses the impairment for its customers based on different group of customers which share common risk characteristics that are representative of the customers’ abilities to pay all amounts due in accordance with the contractual terms.

Allowance for ECL on trade and other receivables has been measured at an amount equal to lifetime ECL. The ECL on trade and loan receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate.

As of December 31, 2024, the provision matrix applies the following ECL rates to trade receivables, based on the age of the receivables ranged from 3.71% to 13.03%: For other receivables, the Company applies the ECL rate ranged from 3.00% to 15.00%

In addition to the general provision matrix, the Company assesses certain specific trade and other receivables individually. This individual assessment is based on direct contact with the debtor, historical payment behavior, and other relevant factors to determine whether there are specific recoverability issues.

The Company assesses ECL on an annual basis to ensure that the ECL allowance remains appropriate and reflective of current credit risk conditions. There have been no changes in estimation techniques or significant assumptions used in calculating ECL during the current reporting period. A receivable is written off when there is objective evidence that the debtor is experiencing significant financial hardship and there is no reasonable expectation of recovery. Indicators of such conditions include the debtor entering liquidation or significant deterioration in creditworthiness with no expected future cash flows.

The following table details the provision for ECL based on the Company’s provision matrix, based on past due status is not further distinguished between the Company’s different customer base:

	Trade receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 - 240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Lifetime ECL – December 31, 2023	-	-	-	480,326	-	2,037,796	2,518,122
Lifetime ECL – December 31, 2024	-	135,192	54,898	953,938	670,538	282,505	2,097,071

The currency profiles of the Company’s trade and other receivables at the end of the reporting date are as follows:

	December 31, 2023	December 31, 2024
	RM	RM
United States dollar	5,743,323	18,233,446

As of December 31, 2024, prepayment mainly consists of:

1.	Advance payment for IT and AI related consultancy services to a third-party vendor for a total cost of US$ 7 million.
2.	The development of Vendor and Customer relationship management system (“VCRM”) by a third-party company. This VCRM will streamline vendor onboarding, customer engagement, relationship tracking, performance reporting, and communication while ensuring high usability, data accuracy, and system scalability. The system is estimated to be completed within 2 years. The total contract value sum is US$ 1.7 million, which is settle via issuance of the Company ordinary shares (Note 17).

3.	The development of Cloud Management Platform Development (“CMP”) was outsourced to a third-party company at a total cost of US$ 1.8 million, which is settle via issuance of the Company ordinary shares (Note 17).. The CMP will enable centralized monitoring, providing, billing and management of multi-cloud environments with robust user control, automation, and analytics capabilities. The system is estimated to be completed within 2 years.

4.	Legal service from a third-party US legal entity for total cost of US$ 1.4 million.

Other receivables primarily consist of third parties who purchased shares from the Company that were acquired through its IPO projects.